Trade and Other Payables - Summary of Trade and Other Payables (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Current
Trade payables	€ 2,453	€ 2,304
Construction contract-related payables	218	217
Deferred and contingent acquisition consideration	48	167
Accruals and other payables	1,887	1,802
Amounts payable to equity accounted investments	3	44
Total	4,609	4,534
Non-current
Other payables	181	128
Deferred and contingent acquisition consideration	291	98
Total	€ 472	€ 226